Business Combinations (Unaudited Pro forma Information) (Details) - Parent Company [Member] - Post [Member] [Domain] $ in Thousands	Dec. 01, 2016 USD ($)
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 4,739,414
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	(728,515)
Business Acquisition, Cost of Entity Acquired, Purchase Price	4,006,586
Land
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	874,616
Building and Building Improvements
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	3,479,483
Construction in Progress
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	183,881
Unimproved Land
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	24,200
Real Estate Investment [Member]
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	44,435
Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	34,292
Restricted Cash
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	3,608
Other Assets
Business Acquisition [Line Items]
Business Acquisition, PPA, Assets Acquired	94,899
Debt
Business Acquisition [Line Items]
Business Acquisition, PPA, Liabilities Assumed	(595,609)
Other Liabilities
Business Acquisition [Line Items]
Business Acquisition, PPA, Liabilities Assumed	(132,906)
Noncontrolling Interest
Business Acquisition [Line Items]
Business Acquisition, PPA, Liabilities Assumed	$ (2,306)